ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

April 21, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668
Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add one new series, the Defiance Short Blockchain and Digital Assets Industry ETF, is Post-Effective Amendment No. 794 and Amendment No. 795 to the Trust’s Registration Statement on Form N-1A.
If you have any additional questions or require further information, please do not hesitate to contact me at (920) 360-7173 or alyssa.bernard@usbank.com.

Sincerely,
/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President